Earnings per share (Tables)	12 Months Ended
Mar. 28, 2021
Earnings per share [abstract]
Schedule of Earnings per Share
The following table presents details for the calculation of basic and diluted earnings per share:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Net income	70.2	151.7	143.6
Weighted average number of multiple and subordinate voting shares outstanding	110,261,600	109,892,031	109,422,574
Weighted average number of shares on exercise of stock options and RSUs	850,573	1,276,757	2,345,010
Diluted weighted average number of multiple and subordinate voting shares outstanding(1)	111,112,173	111,168,788	111,767,584
Earnings per share
Basic	$0.64	$1.38	$1.31
Diluted	$0.63	$1.36	$1.28
(1) Applicable if dilutive and when the weighted average daily closing share price for the year was greater than the exercise price for stock options. As at March 28, 2021, there were 914,961 stock options (March 29, 2020 - 630,374) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.